Share based compensation - Share-based Payment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based payment charge	$ 6.1	$ 4.6	$ 2.1